Ticker Symbol By Class
	A	C	I
Miller Convertible Bond Fund	MCFAX	MCFCX	MCIFX
Miller Intermediate Bond Fund	-	-	MIFIX
miller market neutral income fund	-	-	MMNIX

Supplement dated July 16, 2024 to the Fund’s Statement of Additional Information (“SAI”), dated March 1, 2024

This Supplement provides new and additional information beyond that contained in the Prospectus, Summary Prospectus and SAI and should be read in conjunction with the Prospectus, Summary Prospectus and SAI. This Supplement supersedes any information to the contrary in Prospectus, Summary Prospectus and SAI.

Effective as of July 16, 2024, the replaces the tables title Interested Trustees and Officers under the MANAGEMENT portion of the Miller Family of Funds SAI, starting on page 28 of the SAI.

Interested Trustee and Officers

Name, Address and Year of Birth	Position/ Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee/Officer	Other Directorships held by Trustee During Past Five Years
Michael Miller*** 1983	Chairman of the Board, President, and Trustee Since June 2024	Chief Executive Officer and Co-Portfolio Manager (June 2024- Present); President, Chief Investment Officer and Co-Portfolio Manager (October 2019 – June 2024); Co-Portfolio Manager & Vice President, (March 2010 – October 2019), Wellesley Asset Management, Inc. (registered investment advisory firm).	3	N/A
Dan Mitchell 1971	Secretary, Since June 2024	Chief Operating Officer (April 2019 – Present) and Chief Compliance Officer (August 2016 to March 2019), Wellesley Asset Management, Inc. (registered investment advisory firm).	3	N/A

James Buckham 1965	Treasurer, Since June 2024	Portfolio Manager (since 2011); Wellesley Asset Management, Inc. (registered investment advisory firm).	3	N/A
James Ash 1976	Chief Compliance Officer Since 2023	Senior Vice President and Head of Fund Compliance (since 2023) and Senior Compliance Officer, Northern Lights Compliance, LLC (2019-2023); Senior Vice President, National Sales Gemini Fund Services, LLC (2017-2019).	N/A	N/A

*The term of office for each Trustee and Officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Miller Investment Trust, which as of June 10, 2024 consists of three Funds: the Miller Convertible Bond Fund, the Miller Intermediate Bond Fund, and the Miller Market Neutral Income Fund.

***Michael Miller is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Wellesley Asset Management, Inc. (the Fund’s Advisor).

You should read this Supplement in conjunction with the Funds’ Prospectus, Summary Prospectus and Statement of Additional Information each dated March 1, 2024 which provide information that you should know about the Funds before investing.  These documents are available upon request and without charge by calling the Funds toll-free at 1-877-441-4434.  The Prospectus, Summary Prospectus and Statement of Additional Information may be obtained by visiting www.MillerFamilyOfFunds.com. You should retain this Supplement for future reference.